Forfeitures (Details) - EBP 044 - USD ($)	12 Months Ended
	Apr. 30, 2026	Apr. 30, 2025
EBP, Description of Plan [Line Items]
Forfeitures used to pay administrative expenses	$ 1,183,601	$ 1,142,971
Forfeitures used to offset employer contributions	1,250,000	1,810,000
Forfeitures available for future use	$ 1,271,223	$ 1,018,365